1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

December 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares U.S. ETF Trust (the “Trust”)
(Securities Act File No. 333-179904
Investment Company Act File No. 811-22649)
Post-Effective Amendment No. 447

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 447 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Commodity Curve Carry Strategy ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1)	Investment Objective and Policies

In summary, the Fund seeks to provide exposure, on a total return basis, to a group of commodities with higher carry positioning than a broad universe of commodities.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

December 3, 2018

The Fund is actively managed and seeks to achieve its investment objective in part by investing in a broad range of derivative instruments, including total return swaps that provide exposure to commodities futures contracts referenced by a benchmark.

The Fund expects to obtain exposure to commodities through financial instruments, entered into by a subsidiary of the Fund, which provides exposure to commodities and not in the physical commodities themselves. Although the Fund may invest in a range of financial instruments, the Fund expects to obtain a substantial amount of its exposure to the carry strategy by entering into total return swaps that pay the returns of the commodity futures contracts referenced from time to time in a benchmark.

Please see the Amendment for more detail regarding the Fund’s principal investment strategies.

(2)	Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of iShares Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 1,897 of iShares Trust, filed pursuant to Rule 485(a)(2) on April 6, 2018, relating to iShares Robotics and Artificial Intelligence ETF (“PEA 1,897”), which became effective on June 20, 2018.

(3)	Prior Filings with Similar Disclosure

Though the Fund will be pursuing an actively managed strategy, much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by iShares Trust, on behalf of passive ETFs, and reviewed by the Staff. In particular, we invite your attention to PEA 1,897. The substantially similar sections are as follows:

In the Prospectus:

“Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Costs Associated with Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Control Persons and Principal Holders of Securities,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services –

Securities and Exchange Commission

December 3, 2018

Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Sales of Shares,” “Taxes – Sections 351 and 362,” “Taxes – Reporting,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Shareholder Communications to the Board,” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre
Patrick Ekeruo
George Rafal
James Hahn

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).